UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.7%‡

	Shares	Value
CONSUMER DISCRETIONARY — 13.2%
1-800-Flowers.com, Cl A *	32,554	$292,986
American Axle & Manufacturing Holdings *	20,769	423,688
Callaway Golf	59,337	672,288
Citi Trends	14,186	227,685
Crocs *	24,960	182,208
Horizon Global *	15,173	296,936
Nautilus *	39,256	681,092
Standard Motor Products	3,980	198,482
Stoneridge *	6,235	102,316

		3,077,681

CONSUMER STAPLES — 1.8%
Farmer Brothers *	11,916	414,677

ENERGY — 5.4%
Matador Resources *	23,598	621,335
Synergy Resources *	73,698	634,540

		1,255,875

FINANCIALS — 28.3%
AmTrust Financial Services	24,568	648,349
Bank of the Ozarks	13,131	720,498
BGC Partners, Cl A	29,195	323,188
BNC Bancorp	19,091	672,958
Carolina Financial	5,983	179,191
CenterState Banks	28,750	701,212
Franklin Financial Network *	17,694	682,104
Hercules Capital	43,775	618,541
HomeStreet *	15,778	413,384
National General Holdings	15,489	379,326
New Residential Investment REIT	30,544	462,742
TriState Capital Holdings *	21,315	473,193
Veritex Holdings *	12,023	326,544

		6,601,230

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 12.7%
Aerie Pharmaceuticals *	9,266	$406,777
Capital Senior Living *	38,602	643,495
GenMark Diagnostics *	40,425	490,355
Genocea Biosciences *	46,387	205,031
Halyard Health *	12,757	490,762
Supernus Pharmaceuticals *	26,375	713,444

		2,949,864

INDUSTRIALS — 11.9%
Aerojet Rocketdyne Holdings *	14,266	258,357
Kelly Services, Cl A	11,861	265,568
Kimball International, Cl B	13,764	230,272
Matthews International, Cl A	3,151	212,535
Park-Ohio Holdings	7,285	326,732
Swift Transportation, Cl A *	27,550	628,967
Team *	16,974	570,326
Viad	6,680	292,918

		2,785,675

INFORMATION TECHNOLOGY — 10.0%
Angie’s List *	28,466	178,482
Carbonite *	19,286	332,683
Fabrinet *	14,581	614,298
NeoPhotonics *	49,055	537,152
Super Micro Computer *	7,265	192,159
TiVo *	25,328	478,699

		2,333,473

MATERIALS — 8.4%
Ferro *	43,235	611,343
Flotek Industries *	70,369	743,800
Olin	22,602	592,399

		1,947,542

REAL ESTATE — 6.4%
Communications Sales & Leasing REIT	26,759	703,226
Kennedy-Wilson Holdings	17,575	359,409

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
MedEquities Realty Trust REIT	38,614	$420,893

		1,483,528

TELECOMMUNICATION SERVICES — 1.6%
Boingo Wireless *	31,717	371,089

TOTAL COMMON STOCK (Cost $19,782,047)		23,220,634

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Value ETF (Cost $9,173)	100	11,793

RIGHTS — 0.0%

	Number Of Rights
Synergetics - CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT TERM INVESTMENT(A) — 0.6%

SEI Daily Income Trust Government Fund, Cl F, 0.420% (Cost $133,255)	133,255	133,255

TOTAL INVESTMENTS— 100.3% (Cost $19,924,475)†		$23,365,682

Percentages are based on Net Assets of $23,295,803.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $19,924,475, and the unrealized appreciation and depreciation were $3,941,679 and $(500,472), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

CVR — Contingent Value Rights

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.0%‡

	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Best Buy	9,693	$431,532
Discovery Communications, Cl A *	11,412	323,530
General Motors	17,751	649,864
Lear	2,255	320,413
Whirlpool	1,186	207,420
Wyndham Worldwide	4,549	359,644

		2,292,403

CONSUMER STAPLES — 8.1%
Archer-Daniels-Midland	12,597	557,543
Ingredion	2,085	267,276
Molson Coors Brewing, Cl B	3,180	306,933
Philip Morris International	2,554	245,516
Procter & Gamble	10,727	939,685
Tyson Foods, Cl A	6,889	432,561
Walgreens Boots Alliance	4,600	376,924
Wal-Mart Stores	5,723	381,953

		3,508,391

ENERGY — 12.8%
Baker Hughes	2,865	180,724
Chesapeake Energy *	57,117	368,405
Chevron	8,447	940,573
Energen	5,628	303,293
Exxon Mobil	17,158	1,439,385
Helmerich & Payne	6,128	436,068
Marathon Oil	21,975	368,081
National Oilwell Varco	8,092	305,959
Phillips 66	3,060	249,757
Valero Energy	7,963	523,647
World Fuel Services	9,942	442,220

		5,558,112

FINANCIALS — 26.0%
AmTrust Financial Services	18,779	495,577
Bank of America	49,308	1,116,333
Bank of New York Mellon	9,934	444,348

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Berkshire Hathaway, Cl B *	7,084	$1,162,768
Citigroup	19,644	1,096,725
Comerica	8,061	544,359
Discover Financial Services	8,967	621,234
Goldman Sachs Group	3,799	871,187
JPMorgan Chase	19,986	1,691,415
Lincoln National	8,431	569,177
Morgan Stanley	18,283	776,844
Prudential Financial	6,718	706,129
State Street	5,124	390,449
Unum Group	10,202	463,477
Wells Fargo	5,778	325,475

		11,275,497

HEALTH CARE — 10.5%
Aetna	2,293	271,973
Baxter International	12,981	621,920
HCA Holdings *	4,288	344,240
Johnson & Johnson	9,504	1,076,328
Medtronic	4,339	329,851
Merck	10,301	638,559
Pfizer	19,686	624,637
Thermo Fisher Scientific	2,312	352,326
Zimmer Biomet Holdings	2,662	314,994

		4,574,828

INDUSTRIALS — 10.1%
AGCO	8,132	510,690
FedEx	1,632	308,627
General Dynamics	1,911	346,044
General Electric	34,481	1,024,086
ManpowerGroup	3,617	345,279
Oshkosh	7,813	544,019
Pitney Bowes	25,753	409,988
Terex	13,301	422,972
Textron	10,071	477,063

		4,388,768

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 9.6%
Applied Materials	17,522	$600,128
Cisco Systems	24,877	764,222
Hewlett Packard Enterprise	24,224	549,400
Intel	13,963	514,118
Microsoft	8,456	546,680
QUALCOMM	6,158	329,022
Take-Two Interactive Software *	5,781	310,151
Western Digital	6,704	534,510

		4,148,231

MATERIALS — 3.3%
Dow Chemical	7,876	469,646
Huntsman	20,392	415,793
Reliance Steel & Aluminum	6,645	529,274

		1,414,713

REAL ESTATE — 4.2%
Brixmor Property Group REIT	18,014	434,678
Equity Residential REIT	7,463	453,527
Prologis REIT	12,230	597,435
Public Storage REIT	1,622	348,730

		1,834,370

TELECOMMUNICATION SERVICES — 3.2%
AT&T	23,619	995,777
Verizon Communications	8,032	393,648

		1,389,425

UTILITIES — 5.9%
Consolidated Edison	5,769	428,925
Exelon	18,302	656,676
FirstEnergy	17,788	539,332
Public Service Enterprise Group	12,440	550,470
Xcel Energy	9,685	400,184

		2,575,587

TOTAL COMMON STOCK (Cost $39,432,728)		42,960,325

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND JANUARY 31, 2017 (Unaudited)

EXCHANGE TRADED FUND — 0.0%

	Shares	Value
iShares Russell 1000 Value ETF (Cost $20,988)	202	$22,768

SHORT TERM INVESTMENT(A) — 1.2%
SEI Daily Income Trust Government Fund, Cl F, 0.420% (Cost $526,090)	526,090	526,090

TOTAL INVESTMENTS— 100.2%
(Cost $39,979,806)†		$43,509,183

Percentages are based on Net Assets of $43,412,286.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2017.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $39,979,806, and the unrealized appreciation and depreciation were $4,271,509 and $(742,132), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017